Borrowings and debt - Schedule of Future Payments of Long-Term Borrowings and Debt Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	$ 2,708,593	$ 2,635,595
2025
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	659,016
2026
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	623,394
2027
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	861,324
2028
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	287,007
2029
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	239,991
2031
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	28,728
2034
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	$ 9,133